Financial Instruments - Schedule of Loans and Other Receivables Carried at Amortized Cost (Details) - USD ($) $ in Millions	Sep. 30, 2024	Mar. 31, 2024
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for current expected credit losses	$ (20)	$ (19)
Loans and other receivables carried at amortized cost, net	17	19
Loans receivable
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and other receivables carried at amortized cost	27	26
Other receivables
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and other receivables carried at amortized cost	$ 10	$ 12